UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):			[ ] is a restatement.
							[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Mont Pelerin Capital, LLC
				Address:		660 Newport Center Drive
							Suite 1220
							Newport Beach, CA 92660
				Form 13F File Number:	28-12728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Christopher Ainsworth
Title:				CCO, COO, CFO
Phone:				949-706-6707
Signature,			Place,				and Date of Signing:
Christopher Ainsworth		Newport Beach, CA		November 3, 2008
Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		17
Form 13F Information Table Value Total:		$66,255

List of Other Included Managers:
NONE
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
FORM 13F INFORMATION TABLE
								 Value		Shares/		SH/	Put/	Invstmt	Other	   Voting Authority
Name of issuer			Title of Class	CUSIP		(x$1000)	PRN AMT		PRN	Call	Dscretn	Managers  Sole	Shared	None
----------------------------	--------------	-----------	--------	---------	---	----	-------	--------  ----	------	----
CORE LABORATORIES N V		COM		N22717 10 7	$3,882 		38,315 		SH		SOLE	NONE	  SOLE
WEATHERFORD INTERNATIONAL LT	COM		G95089 10 1	$3,664 		145,732 	SH		SOLE	NONE	  SOLE
BE AEROSPACE INC		COM		073302 10 1	$3,219 		203,344 	SH		SOLE	NONE	  SOLE
FMC TECHNOLOGIES INC		COM		30249U 10 1	$3,648 		78,374		SH		SOLE	NONE	  SOLE
FOCUS MEDIA HLDG LTD		SPONSORED ADR	34415V 10 9	$5,473		191,980 	SH		SOLE	NONE	  SOLE
GILDAN ACTIVEWEAR INC		COM		375916 10 3	$6,188 	 	271,630 	SH		SOLE	NONE	  SOLE
HOLOGIC INC			COM		436440 10 1	$1,126 	 	58,236	 	SH		SOLE	NONE	  SOLE
INTUITIVE SURGICAL INC		COM NEW		46120E 60 2	$4,633 	 	19,226	 	SH		SOLE	NONE	  SOLE
KENDLE INTERNATIONAL INC	COM		48880L 10 7	$5,934 	 	132,712	 	SH		SOLE	NONE	  SOLE
NICE SYS LTD			SPONSORED ADR	653656 10 8	$5,630 	 	206,688 	SH		SOLE	NONE	  SOLE
CAPELLA EDUCATION CO		COM		139594 10 5	$3,897		90,935		SH		SOLE	NONE	  SOLE
ICON PUB LTD CO			SPONSORED ADR	45103T 10 7	$3,258		85,180		SH		SOLE	NONE	  SOLE
COMPANHIA VALE DO RIO DOCE	SPONSORED ADR	204412 20 9	$3,063		159,959		SH		SOLE	NONE	  SOLE
CELGENE CORP			COM		151020 10 4	$6,633		104,820		SH		SOLE	NONE	  SOLE
A POWER ENERGY GENERAT SYS L	COM		G04136 10 0	$2,724		303,980		SH		SOLE	NONE	  SOLE
MONSANTO CO NEW			COM		61166W 10 1	$1,584		16,000		SH		SOLE	NONE	  SOLE
VISIONCHINA MEDIA INC		SPONSORED ADR	92833U 10 3	$1,699		115,523 	SH		SOLE	NONE	  SOLE
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